Related parties and variable interest entities (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The outstanding balances with Carl Zeiss SMT Holding GmbH & Co. KG and its subsidiaries in our Consolidated Balance Sheets, as well as our maximum exposure to losses as of December 31, 2021:

Year ended December 31 (€, in millions)	2020	2021	Maximum exposure to loss
Advance payments included in Other assets	933.8	982.8	982.8
Advance payments included in Property, plant & equipment	52.8	82.1	82.1
Loan receivable	—	124.4	124.4
Right-of-use assets - Finance	149.9	—	—
Investment agreement for 24.9% equity	820.7	892.5	892.5
Accounts payable	110.9	482.7	—
Accrued and other liabilities	—	—	—
The total purchases from Carl Zeiss SMT Holding GmbH & Co. KG and its subsidiaries are as follows:

Year ended December 31 (€, in millions)	2019	2020	2021
Total purchases	1,502.3	1,623.9	2,070.3